Risk management (Tables)	12 Months Ended
Dec. 31, 2023
Risk management
Summary of sensitivity to reasonably possible changes in US Dollar and Euro exchange rate against Ruble

		change in the	Effect on profit before tax
		exchange rate	Gain/(loss)
2023	USD	+10%	304
		-10%	(304)
	EUR	+10%	543
		-10%	(543)

2022	USD	+10%	263
		-10%	(263)

Summary of maturity profile of financial liabilities

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	248	—	248	—
Lease liabilities	34	—	26	8
Trade and other payables	5,548	5,548	—	—
Total as of December 31, 2023	5,830	5,548	274	8
27.	Risk management (continued)

Liquidity risk and capital management (continued)

		Due:
			Within a	More than a
	Total	On demand	year	year
Debt	4,251	—	4,251	—
Lease liabilities	472	—	317	155
Trade and other payables	33,048	33,048	—	—
Customer accounts and amounts due to banks	11,203	11,203	—	—
Financial guarantees	1,000	—	500	500
Undrawn credit commitments	1,618	1,618	—	—
Total as of December 31, 2022	51,592	45,869	5,068	655

Summary of largest counterparties balances

	Trade and other receivables
	As of December 31,	As of December 31,
	2022	2023
Concentration of credit risks by main counterparties, % from total amount
Top 5 counterparties	31%	46%
Others	69%	54%

Sensitivity analysis for market risk

	Other comprehensive income/(loss)
	As of December 31,	As of December 31,
	2022	2023
100 bp rise of interest rate	(242)	(9)
100 bp fall of interest rate	242	9